Restricted cash and restricted time deposits	12 Months Ended
Dec. 31, 2014
Restricted cash and restricted time deposits
Restricted cash and restricted time deposits

5. Restricted cash and restricted time deposits

        To meet guarantee requirement for office rental, the Group has RMB7,597,873 and RMB7,640,679 non current restricted time deposits as of December 31, 2013 and 2014. To maintain guarantee balances at the bank as a collateral for the banking facility or short-term loans of US dollars (see Note 15), as of December 31, 2013 and December 31, 2014, the Group has RMB226,100,000 and RMB785,145,000 restricted cash and time deposits, respectively, which were bank deposits with the original term of one year at certain banks.